Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders' equity
Schedule of minimum mandatory dividends

	2017	2016

Net income attributable to the shareholders of the Company	1,085,265	1654,848
(-) Legal reserve (5%)	(54,263)	(82,743)

Calculation basis	1,031,002	1,572,105

Minimum mandatory dividends (25%)	257,750	393,026

Schedule of share options outstanding
Grant date	Expiration date	Exercise price per share options	2017	2016

01/01/2014	12/31/2016	23.03	1,446	2,233
01/01/2015	12/31/2017	23.73	3,015	2,012
01/01/2016	12/31/2018	48.36	2,225	1,114

			6,686	5,359